Investment by Subsidiary in Parent Company - Additional Information (Detail) (USD $)	1 Months Ended
	Oct. 31, 2010	Aug. 31, 2010	Mar. 31, 2011 Kebao	Jun. 30, 2011 Zhendan	Oct. 31, 2010 Employee Share Awards	Oct. 31, 2010 Issuance During Period 1st	Oct. 31, 2010 Issuance During Period 2nd	Aug. 31, 2010 Tekventure Limited	Aug. 31, 2010 United Innovation Ltd
Equity [Line Items]
Number of common stock shares acquired								2,500,000	2,500,000
Purchase price of treasury shares		$ 0.40
Treasury shares sold	1,161,000		674,109	500,000	731,436	461,000	700,000
Treasury stock sold per share price						$ 0.51	$ 0.30
Treasury shares sold average price per share	$ 0.40		$ 0.40		$ 0.40
Purchase price of common stock				$ 0.40